SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE BASED COMPENSATION
Summary of Stock Option Activity

	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(USD/share)	(in years)	(RMB)
Balance as of January 1, 2020	4,555,288	3.34	—	—
Granted	—	—	—	—
Exercise	(3,750,540)	3.32	—	—
Forfeited	(88,000)	3.29	—	—
Balance as of December 31, 2020	716,748	3.46	5.25	58,835,911

Vested and expected to vest as of December 31, 2020	689,968	3.63	4.08	53,289,086
Vested and exercisable as of December 31, 2020	592,760	3.69	3.79	45,563,647

Schedule of Expense Allocation

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Costs of revenues	967,367	(771,464)	328,549
Selling expenses	6,415,213	3,424,973	461,567
General and administrative expenses	24,066,459	1,140,815	145,835
Research and development expenses	(2,141,136)	783,991	(13,083)
Total	29,307,903	4,578,315	922,868